                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-07925

                      (Investment Company Act File Number)

                                 Wesmark Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                            Todd P. Zerega, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  1/31/08

              Date of Reporting Period:  Six months ended 7/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund
(formerly, Bond Fund)

West Virginia Municipal Bond Fund

Dated July 31, 2007

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

July 31, 2007 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period(1)

Actual
WesMark Small Company Growth Fund	$ 1,000	$ 1,052.00	$ 7.12
WesMark Growth Fund	$ 1,000	$ 1,042.60	$ 6.33
WesMark Balanced Fund	$ 1,000	$ 1,030.60	$ 7.10
WesMark Government Bond Fund	$ 1,000	$ 1,019.00	$ 5.51
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,008.80	$ 5.68
Hypothetical (assuming a 5% return before expenses)
WesMark Small Company Growth Fund	$ 1,000	$ 1,017.85	$ 7.00
WesMark Growth Fund	$ 1,000	$ 1,018.60	$ 6.26
WesMark Balanced Fund	$ 1,000	$ 1,017.80	$ 7.05
WesMark Government Bond Fund	$ 1,000	$ 1,019.34	$ 5.51
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,019.14	$ 5.71

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

WesMark Small Company Growth Fund	1.40%
WesMark Growth Fund	1.25%
WesMark Balanced Fund	1.41%
WesMark Government Bond Fund	1.10%
WesMark West Virginia Municipal Bond Fund	1.14%

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2007 (unaudited)

At July 31, 2007, the fund’s industry composition (1) for its equity securities was as follows:

Percentage of Total Net Assets

INDUSTRY
Aerospace/Defense	12.2%
Building - Heavy Construction	5.9%
Electronic Components - Semiconductor	5.2%
Oil Field Services	5.0%
Machinery - General	3.7%
Business Services	3.0%
Oil Field - Machinery & Equipment	2.6%
Medical Appliances & Equipment	2.4%
Retail - Apparel & Shoes	2.2%
Oil Comp - Exploration & Production	2.1%
Electronics - Military	2.0%
Waste Management	2.0%
Computers - Equipment	1.9%
Insurance Property & Casualty	1.9%
Telecommunications Equipment	1.9%
Communication Equipment	1.7%
Oil & Gas Drilling	1.7%
Retail - Convenience Store	1.6%
Transportation - Equipment & Leasing	1.5%
Electronic Components - Miscellaneous	1.4%
Engineering Services	1.4%
Medical Information Systems	1.4%
Auto/Truck - Orig.	1.3%
Computer - Integrated Systems	1.3%
Drug Manufacturers - Other	1.3%
Protection - Safety	1.3%
Steel - Specialty	1.3%
Biomedical	1.1%
Fiber Optics	1.1%
Instruments - Control	1.1%
Utility - Electric Power	1.1%
Wire & Cable Products	1.1%
Transportation - Airline	1.0%
Finance - Miscellaneous Services	0.9%
Medical Laser Systems	0.9%
Chemical - Specialty	0.8%
Machines - General Industrial	0.8%
Transportation - Equipment	0.7%
Paper Products	0.6%
Diversified Electronics	0.5%
Medical Instruments & Supplies	0.5%
Pollution Control	0.5%
Processed & Packaged Foods	0.5%
Food - Miscellaneous/Diversified	0.4%
Furniture	0.4%
Printing - Commercial	0.4%
Scientific & Technical Instruments	0.4%
Information Technology Services	0.3%
Movie/TV - Producer & Distributor	0.3%
Energy - Alternative Services	0.2%
Insurance - Multi-Line	0.2%
Medical/Dental - Supplies	0.2%
Regional Airlines	0.2%
TOTAL EQUITY SECURITIES	87.4%
Commercial Paper(2)	10.3%
Cash Equivalents(3)	2.8%
Other Assets and Liabilities - Net(4)	(0.5)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents include an investment in a money market mutual fund.

(4) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2007 (unaudited)

Shares			Value
COMMON STOCKS--87.4%
		AEROSPACE/DEFENSE--12.2%
20,000	(1)	BE Aerospace, Inc.	$811,200
25,000		Curtiss Wright Corp.	1,089,250
30,000		DRS Technologies, Inc.	1,570,800
40,000	(1)	MOOG, Inc., Class A	1,712,800

		TOTAL	5,184,050

		AUTO/TRUCK-ORIG.--1.3%
10,000		OshKosh Truck Corp.	572,500

		BIOMEDICAL--1.1%
20,000	(1)	PDL BioPharma, Inc.	469,800

		BUILDING-HEAVY CONSTRUCTION--5.9%
10,000		Chicago Bridge & Iron Co., N.V.	406,000
30,000	(1)	Jacobs Engineering Group, Inc.	1,848,900
6,000	(1)	Layne Christensen Co.	271,020

		TOTAL	2,525,920

		BUSINESS SERVICES--3.0%
12,000	(1)	FTI Consulting, Inc.	492,360
5,000		Global Payments, Inc.	187,000
10,000	(1)	Portfolio Recovery Associates, Inc.	522,500
3,000	(1)	TeleTech Holdings, Inc.	87,990

		TOTAL	1,289,850

		CHEMICAL-SPECIALTY--0.8%
10,000	(1)	Rockwood Holdings, Inc.	345,900

		COMMUNICATION EQUIPMENT--1.7%
50,000	(1)	Arris Group, Inc.	741,000

COMMON STOCKS--(Continued)
		COMPUTER-INTEGRATED SYSTEMS--1.3%
20,000	(1)	Radiant Systems, Inc.	$278,000
7,000	(1)	Verifone Holdings, Inc.	254,870

		TOTAL	532,870

		COMPUTERS-EQUIPMENT--1.9%
10,000	(1)	Electronics for Imaging, Inc.	262,600
15,000	(1)	Zebra Technologies Corp., Class A	543,450

		TOTAL	806,050

		DIVERSIFIED ELECTRONICS--0.5%
7,000	(1)	FEI Co.	200,760

		DRUG MANUFACTURERS-OTHER--1.3%
12,000	(1)	Amylin Pharmaceuticals, Inc.	558,120

		ELECTRONIC COMPONENTS- MISCELLANEOUS--1.4%
15,000	(1)	Greatbatch Technologies, Inc.	465,450
5,000	(1)	Plexus Corp.	121,250

		TOTAL	586,700

		ELECTRONIC COMPONENTS- SEMICONDUCTOR--5.2%
20,000	(1)	Atheros Communications	557,600
17,000	(1)	Fairchild Semiconductor International, Inc., Class A	310,250
25,000	(1)	ON Semiconductor Corp.	295,500
15,000	(1)	Qlogic Corp.	199,350
10,000	(1)	Silicon Motion Technology Corp., ADR	183,000
55,000	(1)	Smart Modular Technologies (WWH), Inc.	675,950

		TOTAL	2,221,650

		ELECTRONICS-MILITARY--2.0%
20,000	(1)	FLIR Systems, Inc.	873,000

COMMON STOCKS--(Continued)
		ENERGY-ALTERNATIVE SERVICES--0.2%
5,000	(1)	USEC, Inc.	$83,950

		ENGINEERING SERVICES--1.4%
12,000	(1)	URS Corp.	591,120

		FIBER OPTICS--1.1%
130,000	(1)	Finisar Corp.	471,900

		FINANCE-MISCELLANEOUS SERVICES--0.9%
13,000	(1)	NASDAQ Stock Market, Inc.	400,010

		FOOD-MISCELLANEOUS/DIVERSIFIED--0.4%
10,000		Cal-Maine Foods, Inc.	181,600

		FURNITURE--0.4%
5,000		Tempur-Pedic International, Inc.	155,750

		INFORMATION TECHNOLOGY SERVICES--0.3%
3,000	(1)	Synaptics, Inc.	105,360

		INSTRUMENTS-CONTROL--1.1%
8,000		Roper Industries, Inc.	479,840

		INSURANCE PROPERTY & CASUALTY--1.9%
9,000	(1)	Navigators Group, Inc.	470,790
10,000		PMI Group, Inc.	340,700

		TOTAL	811,490

		INSURANCE-MULTI-LINE--0.2%
2,000		Unitrin, Inc.	84,760

		MACHINERY-GENERAL--3.7%
13,000		Gorman Rupp Co.	372,970
33,750		IDEX Corp.	1,222,088

		TOTAL	1,595,058

COMMON STOCKS--(Continued)
		MACHINES-GENERAL INDUSTRIAL--0.8%
5,000	(1)	Flowserve Corp.	$361,350

		MEDICAL APPLIANCES & EQUIPMENT--2.4%
20,000	(1)	Arthrocare Corp.	1,012,400

		MEDICAL INFORMATION SYSTEMS--1.4%
15,000		Quality Systems, Inc.	581,100

		MEDICAL INSTRUMENTS & SUPPLIES--0.5%
2,000	(1)	Digene Corp.	122,500
500	(1)	Intuitive Surgical, Inc.	106,305

		TOTAL	228,805

		MEDICAL LASER SYSTEMS--0.9%
12,000	(1)	Palomar Medical Technologies, Inc.	383,160

		MEDICAL/DENTAL-SUPPLIES--0.2%
3,000		Steris Corp.	82,050

		MOVIE/TV-PRODUCER & DISTRIBUTOR--0.3%
10,000	(1)	Lions Gate Entertainment Corp.	109,900

		OIL & GAS DRILLING--1.7%
30,000	(1)	Parker Drilling Co.	282,600
10,000		Rowan Cos., Inc.	421,900

		TOTAL	704,500

		OIL COMP-EXPLORATION & PRODUCTION--2.1%
7,000		Cimarex Energy Co.	264,950
15,000	(1)	Quicksilver Resources, Inc.	631,800

		TOTAL	896,750

		OIL FIELD SERVICES--5.0%
8,000		Carbo Ceramics, Inc.	360,640
50,000	(1)	Pride International, Inc.	1,752,500

		TOTAL	2,113,140

COMMON STOCKS--(Continued)
		OIL FIELD-MACHINERY & EQUIPMENT--2.6%
12,000	(1)	FMC Technologies, Inc.	$1,098,240

		PAPER PRODUCTS--0.6%
20,000		Glatfelter (P.H.) Co.	268,600

		POLLUTION CONTROL--0.5%
20,000	(1)	Calgon Carbon Corp.	220,000

		PRINTING-COMMERCIAL--0.4%
10,000		Bowne & Co., Inc.	173,400

		PROCESSED & PACKAGED FOODS--0.5%
8,000	(1)	Hain Celestial Group, Inc.	216,720

		PROTECTION-SAFETY--1.3%
12,000		Mine Safety Appliances Co.	547,800

		REGIONAL AIRLINES--0.2%
10,000	(1)	AirTran Holdings, Inc.	98,400

		RETAIL-APPAREL & SHOES--2.2%
5,000	(1)	Gymboree Corp.	215,250
25,000		Ross Stores, Inc.	723,250

		TOTAL	938,500

		RETAIL-CONVENIENCE STORE--1.6%
27,000		Casey’s General Stores, Inc.	673,110

		SCIENTIFIC & TECHNICAL INSTRUMENTS--0.4%
7,000	(1)	MKS Instruments, Inc.	158,900

		STEEL-SPECIALTY--1.3%
6,000	(1)	Haynes International, Inc.	538,860

		TELECOMMUNICATIONS EQUIPMENT--1.9%
15,000		Harris Corp.	823,200

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		TRANSPORTATION-AIRLINE--1.0%
18,000	(1)	Alaska Air Group, Inc.	$419,940

		TRANSPORTATION-EQUIPMENT--0.7%
8,000		Trinity Industries, Inc.	305,840

		TRANSPORTATION-EQUIPMENT & LEASING--1.5%
12,000		Ryder System, Inc.	652,440

		UTILITY-ELECTRIC POWER--1.1%
13,000		Black Hills Corp.	484,900

		WASTE MANAGEMENT--2.0%
27,000	(1)	Waste Connections, Inc.	837,000

		WIRE & CABLE PRODUCTS--1.1%
10,000		Barnes Group, Inc.	312,000
3,000	(1)	CommScope, Inc.	163,290

		TOTAL	475,290

TOTAL COMMON STOCKS (identified cost $31,965,898)			37,273,303

(2)COMMERCIAL PAPER--10.3%
		ASSET BACKED--2.3%
$1,000,000	(3)(4)	Three Rivers Funding Corp. CPABS4-2, 5.34%, 8/21/2007	997,072

		DIVERSIFIED FINANCIAL SERVICES--4.7%
2,000,000		General Electric Capital Services CP, 5.32%, 8/13/2007	1,996,500

		FINANCE-CONSUMER LOANS--3.3%
1,400,000		American General Finance Corp. CP, 5.33%, 8/6/2007	1,398,978

TOTAL COMMERCIAL PAPER (at amortized cost)			4,392,550

Shares			Value
MUTUAL FUND--2.8%
1,195,948	(5)(6)	Prime Obligations Fund, Institutional Services Shares, 4.96% (at net asset value)	$1,195,948

TOTAL INVESTMENTS--100.5% (identified cost $37,554,396)(7)			42,861,801

OTHER ASSETS AND LIABILITIES-NET--(0.5)%			(193,467)

TOTAL NET ASSETS--100%			$42,668,334

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, this restricted security amounted to $997,072, which represented 2.3% of total net assets.

(4) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2007, this liquid restricted security amounted to $997,072, which represented 2.3% of total net assets.

(5) Affiliated company.

(6) 7-Day net yield.

(7) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2007 (unaudited)

At July 31, 2007, the fund’s industry composition (1) for its equity securities was as follows:

Percentage of Total Net Assets

INDUSTRY
Diversified Operations	7.0%
Oil Refining & Marketing	5.7%
Banks - Major Regional	5.0%
Networking Products	4.8%
Medical - Drugs	4.4%
Chemicals - Diversified	2.7%
Medical - HMO	2.4%
Oil - U.S. Exploration & Production	2.4%
Advertising Agencies	2.3%
Food - Major Diversified	2.3%
Instruments - Control	2.1%
Oil Field - Machinery & Equipment	2.1%
Hotels & Motels	2.0%
Insurance Property & Casualty	1.9%
Machinery - Electrical	1.9%
Multimedia	1.9%
Chemical - Specialty	1.8%
Telecommunications Equipment	1.8%
Computers - Mainframe	1.7%
Independent Oil & Gas	1.7%
Computer Services	1.6%
Retail Discount	1.6%
Business Services	1.5%
Computer Software	1.5%
Oil - Integrated	1.5%
Retail - Ecommerce	1.5%
Finance - Investment Management	1.3%
Medical Instruments & Supplies	1.3%
Cleaning Products	1.2%
Computer - Graphics	1.2%
Transportation - Airline	1.2%
Closed End Fund	1.1%
Restaurants	1.1%
Aerospace/Defense	1.0%
Insurance - Brokers	1.0%
Oil & Gas Drilling	1.0%
Retail - Regional Department	1.0%
Beverages - Soft	0.9%
Finance - Investment Banker/Broker	0.9%
Agricultural - Operations	0.8%
Containers - Paper/Plastic	0.8%
Electronic Components	0.8%
Medical Products & Supply	0.8%
Semiconductor - Broad Line	0.8%
Electronic Components - Semiconductor	0.7%
Mining - Gold	0.7%
Oil Field Services	0.7%
Retail - Miscellaneous	0.7%
Engineering Services	0.6%
Fiber Optics	0.6%
Mining - Miscellaneous	0.6%
Finance - Miscellaneous Services	0.5%
Money Center Banks	0.5%
Building - Heavy Construction	0.4%
Federal National Mortgage Association	0.4%
Computer - Storage Devices	0.2%
Medical/Dental - Supplies	0.2%
Instruments - Scientific	0.1%
Medical Laser Systems	0.1%
Broadcasting - Radio/TV(2)	0.0%

TOTAL EQUITY SECURITIES	92.3%

Commercial Paper(3)	5.2%

Cash Equivalents(4)	1.6%

Other Assets and Liabilities - Net(5)	0.9%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) Represents less than 0.01%.

(3) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(4) Cash Equivalents include an investment in a money market mutual fund.

(5) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2007 (unaudited)

Shares			Value
COMMON STOCKS--92.3%
		ADVERTISING AGENCIES--2.3%
120,000		Omnicom Group, Inc.	$6,224,400

		AEROSPACE/DEFENSE--1.0%
50,000		DRS Technologies, Inc.	2,618,000

		AGRICULTURAL-OPERATIONS--0.8%
35,000		Monsanto Co.	2,255,750

		BANKS-MAJOR REGIONAL--5.0%
200,000		Bank of New York Mellon Corp.	8,510,000
75,000		PNC Financial Services Group	4,998,750

		TOTAL	13,508,750

		BEVERAGES-SOFT--0.9%
45,000		Coca-Cola Co.	2,344,950

		BROADCASTING-RADIO/TV--0.0%
11,903		Citadel Broadcasting Corp.	59,753

		BUILDING-HEAVY CONSTRUCTION--0.4%
18,000	(1)	Jacobs Engineering Group, Inc.	1,109,340

		BUSINESS SERVICES--1.5%
30,000		Accenture Ltd.	1,263,900
65,000	(1)	FTI Consulting, Inc.	2,666,950

		TOTAL	3,930,850

		CHEMICAL-SPECIALTY--1.8%
200,000	(1)	Corning, Inc.	4,768,000

		CHEMICALS-DIVERSIFIED--2.7%
50,000		Air Products & Chemicals, Inc.	4,318,500
25,000		Dow Chemical Co.	1,087,000
45,000		Ecolab, Inc.	1,894,950

		TOTAL	7,300,450

		CLEANING PRODUCTS--1.2%
50,000		Procter & Gamble Co.	3,093,000

		CLOSED END FUND--1.1%
200,000		Adams Express Co.	2,900,000

COMMON STOCKS--(Continued)
		COMPUTER SERVICES--1.6%
105,000		Paychex, Inc.	$4,344,900

		COMPUTER SOFTWARE--1.5%
40,000	(1)	Autodesk, Inc.	1,694,800
125,000	(1)	Oracle Corp.	2,390,000

		TOTAL	4,084,800

		COMPUTER-GRAPHICS--1.2%
70,000	(1)	NVIDIA Corp.	3,203,200

		COMPUTER-STORAGE DEVICES--0.2%
20,000	(1)	Network Appliance, Inc.	566,800

		COMPUTERS-MAINFRAME--1.7%
40,000		IBM Corp.	4,426,000

		CONTAINERS-PAPER/PLASTIC--0.8%
75,000		Sealed Air Corp.	2,043,750

		DIVERSIFIED OPERATIONS--7.0%
325,000		General Electric Co.	12,597,000
55,000		Textron Inc.	6,208,950

		TOTAL	18,805,950

		ELECTRONIC COMPONENTS--0.8%
120,000	(1)	EMC Corp. Mass	2,221,200

		ELECTRONIC COMPONENTS-SEMICONDUCTOR--0.7%
50,000		Texas Instruments, Inc.	1,759,500

		ENGINEERING SERVICES--0.6%
35,000	(1)	URS Corp.	1,724,100

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
20,000		Federal National Mortgage Association	1,196,800

		FIBER OPTICS--0.6%
45,000	(1)	CIENA Corp.	1,643,850

COMMON STOCKS--(Continued)
		FINANCE-INVESTMENT BANKER/ BROKER--0.9%
40,000		Lehman Brothers Holdings, Inc.	$2,480,000

		FINANCE-MISCELLANEOUS SERVICES--0.5%
45,000	(1)	NASDAQ Stock Market, Inc.	1,384,650

		FINANCE-INVESTMENT MANAGEMENT--1.3%
40,000		Legg Mason, Inc.	3,600,000

		FOOD-MAJOR DIVERSIFIED--2.3%
120,000		Kellogg Co.	6,217,200

		HOTELS & MOTELS--2.0%
25,000		Marriott International, Inc., Class A	1,038,750
70,000		Starwood Hotels & Resorts Worldwide, Inc.	4,407,200

		TOTAL	5,445,950

		INDEPENDENT OIL & GAS--1.7%
55,000		Devon Energy Corp.	4,103,550
10,000		XTO Energy, Inc.	545,300

		TOTAL	4,648,850

		INSTRUMENTS-SCIENTIFIC--0.1%
5,000	(1)	Waters Corp.	291,300

		INSTRUMENTS-CONTROL--2.1%
100,000		Honeywell International, Inc.	5,751,000

		INSURANCE-BROKERS--1.0%
50,000		Marsh & McLennan Cos., Inc.	1,377,500
35,000		Willis Group Holdings Ltd.	1,420,650

		TOTAL	2,798,150

		INSURANCE PROPERTY & CASUALTY--1.9%
70,000		Ace Ltd.	4,040,400
10,000		American International Group, Inc.	641,800
15,000		PMI Group, Inc.	511,050

		TOTAL	5,193,250

		MACHINERY-ELECTRICAL--1.9%
110,000		Emerson Electric Co.	5,177,700

COMMON STOCKS--(Continued)
		MEDICAL-DRUGS--4.4%
100,000		Allergan, Inc.	$5,813,000
125,000		Wyeth	6,065,000

		TOTAL	11,878,000

		MEDICAL INSTRUMENTS & SUPPLIES--1.3%
70,000		Medtronic, Inc.	3,546,900

		MEDICAL LASER SYSTEMS--0.1%
10,000	(1)	Palomar Medical Technologies, Inc.	319,300

		MEDICAL PRODUCTS & SUPPLY--0.8%
35,000		Stryker Corp.	2,185,050

		MEDICAL-HMO--2.4%
85,000	(1)	Wellpoint, Inc.	6,385,200

		MEDICAL/DENTAL-SUPPLIES--0.2%
10,000	(1)	Covidien Ltd.	409,500

		MINING-MISCELLANEOUS--0.6%
40,000		Peabody Energy Corp.	1,690,400

		MINING-GOLD--0.7%
45,000		Newmont Mining Corp.	1,878,750

		MONEY CENTER BANKS--0.5%
30,000		Citigroup, Inc.	1,397,100

		MULTIMEDIA--1.9%
155,000		Walt Disney Co.	5,115,000

		NETWORKING PRODUCTS--4.8%
445,000	(1)	Cisco Systems, Inc.	12,864,950

		OIL & GAS DRILLING--1.0%
45,000		ENSCO International, Inc.	2,748,150

		OIL FIELD SERVICES--0.7%
30,000		Halliburton Co.	1,080,600
20,000	(1)	Pride International, Inc.	701,000

		TOTAL	1,781,600

COMMON STOCKS--(Continued)
		OIL FIELD-MACHINERY & EQUIPMENT--2.1%
25,000	(1)	FMC Technologies, Inc.	$2,288,000
60,000	(1)	Weatherford International Ltd.	3,319,800

		TOTAL	5,607,800

		OIL REFINING & MARKETING--5.7%
135,000		ConocoPhillips	10,913,400
65,000		Valero Energy Corp.	4,355,650

		TOTAL	15,269,050

		OIL-INTEGRATED--1.5%
25,000		Exxon Mobil Corp.	2,128,250
20,000		Suncor Energy, Inc.	1,809,400

		TOTAL	3,937,650

		OIL-U.S. EXPLORATION & PRODUCTION--2.4%
80,000		Apache Corp.	6,467,200

		RESTAURANTS--1.1%
60,000		McDonald’s Corp.	2,872,200

		RETAIL DISCOUNT--1.6%
70,000		Costco Wholesale Corp.	4,186,000

		RETAIL-ECOMMERCE--1.5%
125,000	(1)	eBay, Inc.	4,050,000

		RETAIL-MISCELLANEOUS--0.7%
85,000		Staples, Inc.	1,956,700

		RETAIL-REGIONAL DEPARTMENT--1.0%
45,000	(1)	Kohl’s Corp.	2,736,000

		SEMICONDUCTOR-BROAD LINE--0.8%
85,000		Intel Corp.	2,007,700

		TELECOMMUNICATIONS EQUIPMENT--1.8%
90,000		Harris Corp.	4,939,200

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		TRANSPORTATION-AIRLINE--1.2%
200,000		Southwest Airlines Co.	$3,132,000

TOTAL COMMON STOCKS (identified cost $227,497,790)			248,483,543

(2)COMMERCIAL PAPER--5.2%
		DIVERSIFIED FINANCIAL SERVICES--3.7%
$10,000,000		General Electric Capital Services CP, 5.32%, 8/13/2007	9,982,500

		FINANCE-CONSUMER LOANS--1.5%
4,000,000		American General Finance Corp. CP, 5.33%, 8/6/2007	3,997,080

TOTAL COMMERCIAL PAPER (at amortized cost)			13,979,580
MUTUAL FUND--1.6%

4,252,204	(3)(4)	Prime Obligations Fund, Institutional Service Shares, 4.96% (at net asset value)	4,252,204

TOTAL INVESTMENTS--99.1% (identified cost $245,729,574)(5)			266,715,327

OTHER ASSETS AND LIABILITIES-NET--0.9%			2,381,024

TOTAL NET ASSETS--100%			$269,096,351

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) 7-Day net yield.

(5) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronym is used throughout this portfolio:

CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2007 (unaudited)

At July 31, 2007, the fund’s portfolio composition (1) was as follows:

Percentage of Total Net Assets

Equity Securities	69.3%
Government Agency Securities	11.7%
Mortgage-Backed Securities	10.6%
Collateralized Mortgage Obligations	4.7%
Cash Equivalents(2)	3.5%
Other Assets and Liabilities - Net(3)	0.2%

TOTAL PORTFOLIO VALUE	100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2007 (unaudited)

Shares			Value
COMMON STOCKS--67.6%
		ADVERTISING AGENCIES--1.3%
14,000		Omnicom Group, Inc.	$726,180

		AEROSPACE/DEFENSE--0.9%
6,000		DRS Technologies, Inc.	314,160
4,500	(1)	MOOG, Inc., Class A	192,690

		TOTAL	506,850

		AGRICULTURAL-OPERATIONS--1.3%
11,000		Monsanto Co.	708,950

		ASSET MANAGEMENT--0.6%
2,500		Franklin Resources, Inc.	318,425

		AUTO MANUFACTURERS-MAJOR--0.5%
8,000		Honda Motor Co. Ltd., ADR	288,160

		AUTO/TRUCK-ORIG.--0.6%
4,000		BorgWarner, Inc.	345,800

		BANKS-MAJOR REGIONAL--2.5%
5,000		Bank of America Corp.	237,100
15,000		Bank of New York Mellon Corp.	638,250
8,000		PNC Financial Services Group	533,200

		TOTAL	1,408,550

		BEVERAGES-SOFT--1.1%
12,000		Coca-Cola Co.	625,320

		BUILDING-HEAVY CONSTRUCTION--0.9%
8,000	(1)	Jacobs Engineering Group, Inc.	493,040

		CHEMICAL-SPECIALTY--0.9%
20,000	(1)	Corning, Inc.	476,800

		CHEMICALS-DIVERSIFIED--2.0%
7,000		Air Products & Chemicals, Inc.	604,590
12,000		Dow Chemical Co.	521,760

		TOTAL	1,126,350

		CLEANING PRODUCTS--1.7%
15,000		Procter & Gamble Co.	927,900

Shares			Value

COMMON STOCKS--(Continued)
		CLOSED END FUNDS--3.4%
15,545		Adams Express Co.	$225,403
12,000		Amex Utilities Select Index	456,000
5,000		iShares Dow Jones US Healthcare Sector	334,650
15,000		iShares Dow Jones US Technology Sector Index Fund	885,000

		TOTAL	1,901,053

		COAL--0.4%
7,500		Arch Coal, Inc.	224,175

		COMPUTER SERVICES--0.6%
5,000		Paychex, Inc.	206,900
4,000	(1)	eFunds Corp.	143,000

		TOTAL	349,900

		COMPUTER SOFTWARE--1.1%
6,000	(1)	Autodesk, Inc.	254,220
20,000	(1)	Oracle Corp.	382,400

		TOTAL	636,620

		COMPUTER-GRAPHICS--1.2%
15,000	(1)	NVIDIA Corp.	686,400

		COMPUTERS--0.7%
3,000	(1)	Apple, Inc.	395,280

		COMPUTERS-MAINFRAME--1.0%
5,000		IBM Corp.	553,250

		CONTAINERS-PAPER/PLASTIC--0.7%
15,000		Sealed Air Corp.	408,750

		DIVERSIFIED OPERATIONS--3.5%
25,000		General Electric Co.	969,000
8,500		Textron Inc.	959,565

		TOTAL	1,928,565

		DRUG MANUFACTURERS-MAJOR--1.0%
10,000		Novartis AG, ADR	539,500

Shares			Value
COMMON STOCKS--(Continued)
		FIBER OPTICS--0.8%
12,000	(1)	CIENA Corp.	$438,360

		FINANCE-INVESTMENT BANKER/BROKER--2.1%
3,000		Goldman Sachs Group, Inc.	565,020
10,000		Lehman Brothers Holdings, Inc.	620,000

		TOTAL	1,185,020

		FINANCE-MISC SERVICES--0.1%
2,500	(1)	NASDAQ Stock Market, Inc.	76,925

		FINANCE-INVESTMENT MANAGEMENT--0.6%
4,000		Legg Mason, Inc.	360,000

		FOOD-MAJOR DIVERSIFIED--2.3%
20,000		ConAgra, Inc.	507,000
15,000		Kellogg Co.	777,150

		TOTAL	1,284,150

		INDEPENDENT OIL & GAS--1.2%
9,000		Devon Energy Corp.	671,490

		INSTRUMENTS-CONTROL--2.3%
15,000		Honeywell International, Inc.	862,650
7,000		Roper Industries, Inc.	419,860

		TOTAL	1,282,510

		INSURANCE-BROKERS--0.2%
2,500		Willis Group Holdings Ltd.	101,475

		INSURANCE PROPERTY & CASUALTY--0.7%
7,000		Ace Ltd.	404,040

		MACHINERY-CONSTRUCTION & MINING--1.4%
10,000		Caterpillar, Inc.	788,000

		MACHINERY-ELECTRICAL--1.1%
13,000		Emerson Electric Co.	611,910

		MACHINES-GENERAL INDUSTRIAL--0.7%
7,000		Cooper Industries Ltd., Class A	370,440

Shares			Value
COMMON STOCKS--(Continued)
		MEDICAL-DRUGS--1.5%
4,000		Allergan, Inc.	$232,520
13,000		Wyeth	630,760

		TOTAL	863,280

		MEDICAL APPLIANCES & EQUIPMENT--0.3%
3,000	(1)	Arthrocare Corp.	151,860

		MEDICAL INSTRUMENTS & SUPPLIES--0.9%
10,000		Medtronic, Inc.	506,700

		MEDICAL PRODUCTS & SUPPLY--1.9%
5,000		Johnson & Johnson	302,500
12,000		Stryker Corp.	749,160

		TOTAL	1,051,660

		MEDICAL-HMO--1.9%
14,000	(1)	Wellpoint, Inc.	1,051,680

		MINING-MISCELLANEOUS--0.5%
7,000		Peabody Energy Corp.	295,820

		MINING-GOLD--0.9%
12,000		Newmont Mining Corp.	501,000

		MONEY CENTER BANKS--0.6%
7,500		Citigroup, Inc.	349,275

		MULTIMEDIA--0.8%
13,000		Walt Disney Co.	429,000

		NETWORKING PRODUCTS--2.1%
40,000	(1)	Cisco Systems, Inc.	1,156,400

		OIL & GAS DRILLING--1.5%
5,000		ENSCO International, Inc.	305,350
7,500	(1)	Nabors Industries Ltd.	219,300
3,000	(1)	Transocean Sedco Forex, Inc.	322,350

		TOTAL	847,000

		OIL FIELD SERVICES--0.3%
5,000	(1)	Pride International, Inc.	175,250

Shares			Value
COMMON STOCKS--(Continued)
		OIL FIELD-MACHINERY & EQUIPMENT--1.6%
3,500	(1)	National-Oilwell, Inc.	$420,385
8,000	(1)	Weatherford International Ltd.	442,640

		TOTAL	863,025

		OIL REFINING & MARKETING--2.3%
9,000		ConocoPhillips	727,560
8,000		Valero Energy Corp.	536,080

		TOTAL	1,263,640

		OIL-INTEGRATED--1.3%
4,500		Exxon Mobil Corp.	383,085
4,000		Suncor Energy, Inc.	361,880

		TOTAL	744,965

		OIL-U.S. EXPLORATION & PRODUCTION--0.7%
5,000		Apache Corp.	404,200

		RESTAURANTS--0.7%
8,000		McDonald’s Corp.	382,960

		RETAIL DISCOUNT--0.9%
8,000		Costco Wholesale Corp.	478,400

		RETAIL-CONSUMER ELECT--0.8%
10,000		Best Buy Co., Inc.	445,900

		RETAIL-ECOMMERCE--1.0%
17,500	(1)	eBay, Inc.	567,000

		SEMICONDUCTOR-BROAD LINE--1.3%
30,000		Intel Corp.	708,600

		TELECOMMUNICATIONS EQUIPMENT--0.8%
8,000		Harris Corp.	439,040

		TOBACCO--0.6%
5,000		Altria Group, Inc.	332,350

		TRANSPORTATION-AIRLINE--0.3%
12,000		Southwest Airlines Co.	187,920

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		UTILITY-ELECTRIC POWER--0.7%
10,000		Black Hills Corp.	$373,000

TOTAL COMMON STOCKS (identified cost $33,559,604)			37,720,063

PREFERRED STOCKS--1.7%
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	235,200

		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.54, Annual Dividend	376,500

		UTILITY-ELECTRIC POWER--0.6%
14,616		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	331,052

TOTAL PREFERRED STOCKS (identified cost $1,009,757)			942,752

COLLATERALIZED MORTGAGE OBLIGATIONS--4.7%
		FEDERAL HOME LOAN MORTGAGE CORP.--2.1%
$705,004		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	698,688
471,704		Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	475,342

		TOTAL	1,174,030

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
998,746		Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	975,871
500,000		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	495,188

		TOTAL	1,471,059

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,665,347)			2,645,089

Principal Amount			Value
MORTGAGE-BACKED SECURITIES--10.6%
		FEDERAL HOME LOAN MORTGAGE CORP.--4.4%
$893,361		Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	$891,579
76,669		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	77,355
737,004		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	715,915
781,968		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	773,521

		TOTAL	2,458,370

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.2%
2,917,636		Federal National Mortgage Association, 5.50%, 11/1/2025	2,843,267
93,395		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	92,713
557,884		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	529,194

		TOTAL	3,465,174

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $6,065,716)			5,923,544

GOVERNMENT AGENCY SECURITIES--11.7%
		FEDERAL HOME LOAN BANK--0.9%
500,000		Federal Home Loan Bank System, 5.37%, 8/28/2009	500,442

		FEDERAL HOME LOAN MORTGAGE CORP.--7.2%
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.375%, 12/27/2011	999,700
1,000,000		Federal Home Loan Mortgage Corp., Note, 6.00%, 6/5/2017	991,732
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	1,010,120
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 5.45%, 11/21/2013	993,526

		TOTAL	3,995,078

Principal Amount or Shares			Value
GOVERNMENT AGENCY SECURITIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.6%
$1,000,000		Federal National Mortgage Association, 5.50%, 10/3/2013	$1,001,289
1,000,000		Federal National Mortgage Association, 5.65%, 9/12/2016	1,000,968

		TOTAL	2,002,257

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $6,491,664)			6,497,777

MUTUAL FUND--3.5%
1,932,385	(2)(3)	Prime Obligations Fund, Institutional Services Shares, 4.96% (at net asset value)	1,932,385

TOTAL INVESTMENTS--99.8% (identified cost $51,724,473)(4)			55,661,610

OTHER ASSETS AND LIABILITIES-NET--0.2%			112,986

TOTAL NET ASSETS--100%			$55,774,596

(1) Non-income producing security.

(2) Affiliated company.

(3) 7-Day net yield.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2007 (unaudited)

At July 31, 2007, the fund’s portfolio composition (1) was as follows:

Percentage of Total Net Assets

Mortgage-Backed Securities	59.5%
Collateralized Mortgage Obligations	35.0%
Government Agency Securities	9.3%
Preferred Stock	0.5%
Cash Equivalents (2)	0.7%
Other Assets and Liabilities - Net (3)	(5.0)%

TOTAL	100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2007 (unaudited)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS--35.0%
		FEDERAL HOME LOAN MORTGAGE CORP.--24.0%
$2,927,528		Federal Home Loan Mortgage Corp., REMIC, Series 2591 Class CM, 4.000%, 3/15/2033	$2,774,488
4,364,266		Federal Home Loan Mortgage Corp., REMIC, Series 2651 Class JB, 5.000%, 1/15/2018	4,337,474
7,534,532		Federal Home Loan Mortgage Corp., REMIC, Series 3005 Class EG, 5.000%, 8/15/2021	7,453,814
4,935,028		Federal Home Loan Mortgage Corp., REMIC, Series 3042 Class DH, 5.000%, 4/15/2024	4,890,819
7,080,410		Federal Home Loan Mortgage Corp., REMIC, Series 3044 Class HN, 5.000%, 1/15/2024	7,017,612
4,020,270		Federal Home Loan Mortgage Corp., REMIC, Series 3051 Class MC 5.000%, 10/15/2024	3,959,409
4,557,161		Federal Home Loan Mortgage Corp., REMIC, Series 3197 Class AB, 5.500%, 8/15/2013	4,557,259
6,603,859		Federal Home Loan Mortgage Corp., REMIC, Series 3282 Class JE, 5.500%, 1/15/2026	6,654,794
4,692,272		Federal Home Loan Mortgage Corp., REMIC, Series R010 Class AB, 5.500%, 12/15/2019	4,667,033

		TOTAL	46,312,702

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.0%
4,887,781		Federal National Mortgage Association, REMIC, Series 0538D-Class CD, 5.000%, 6/25/2019	4,845,660
2,614,467		Federal National Mortgage Association, REMIC, Series 2003-55-Class WA, 4.000%, 3/25/2033	2,467,127
4,327,900		Federal National Mortgage Association, REMIC, Series 2003-5-Class EL, 5.000%, 8/25/2022	4,228,772
COLLATERALIZED MORTGAGE OBLIGATIONS--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$3,832,295		Federal National Mortgage Association, REMIC, Series 2005-43-Class PB, 5.000%, 2/25/2034	$3,759,836
5,917,990		Federal National Mortgage Association, REMIC, Series 2005-8-Class EA, 5.000%, 7/25/2019	5,881,175

		TOTAL	21,182,570

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $67,642,384)			67,495,272

GOVERNMENT AGENCY SECURITIES--9.3%
		FEDERAL HOME LOAN BANK--4.1%
5,000,000	(1)	Federal Home Loan Bank System, Discount Note, 5.18%, 8/14/2007	4,990,792
3,000,000	(1)	Federal Home Loan Bank System, Discount Note, 5.18%, 8/15/2007	2,994,050

		TOTAL	7,984,842

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.2%
5,000,000		Federal National Mortgage Association, 5.340%, 2/22/2011	4,988,156
5,000,000		Federal National Mortgage Association, 5.500%, 10/3/2013	5,006,446

		TOTAL	9,994,602

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $17,984,010)			17,979,444

MORTGAGE-BACKED SECURITIES--59.5%
		FEDERAL HOME LOAN MORTGAGE CORP.--6.5%
$3,502,267		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	$3,483,756
9,384,292		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	9,153,889

		TOTAL	12,637,645

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--53.0%
3,515,408		Federal National Mortgage Association, 5.000%, 1/1/2025	3,332,423
4,533,416		Federal National Mortgage Association, 5.500%, 8/1/2025	4,424,944
14,588,180		Federal National Mortgage Association, 5.500%, 11/1/2025	14,216,333
10,343,933		Federal National Mortgage Association, 5.500%, 11/1/2025	10,080,271
4,733,028		Federal National Mortgage Association, 5.500%, 4/1/2026	4,619,781
6,874,624		Federal National Mortgage Association, 5.500%, 4/1/2026	6,699,393
2,626,659		Federal National Mortgage Association, 5.500%, 4/1/2026	2,559,706
7,218,818		Federal National Mortgage Association, 5.500%, 6/1/2026	7,034,813
9,381,079		Federal National Mortgage Association, 5.500%, 9/1/2026	9,141,959
4,764,140		Federal National Mortgage Association, 5.500%, 1/1/2027	4,636,749
4,785,788		Federal National Mortgage Association, 6.000%, 1/1/2026	4,770,259
8,619,420		Federal National Mortgage Association, 6.000%, 6/1/2026	8,591,452
2,605,585		Federal National Mortgage Association, 6.000%, 7/1/2026	2,597,130
9,801,355		Federal National Mortgage Association, 6.000%, 8/1/2026	9,769,552
4,951,917		Federal National Mortgage Association, 6.000%, 6/1/2027	4,933,141
4,977,132		Federal National Mortgage Association, 6.000%, 7/1/2027	4,958,260

		TOTAL	102,366,166

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $116,565,249)			115,003,811

Shares			Value
PREFERRED STOCK--0.5%
		UTILITY-ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend (identified cost $1,020,831)	$906,000

MUTUAL FUND--0.7%
1,308,040	(2)(3)	Prime Obligations Fund, Institutional Services Shares, 4.96% (at net asset value)	1,308,040

TOTAL INVESTMENTS--105.0% (identified cost $204,520,514)(4)			202,692,567

OTHER ASSETS AND LIABILITIES-NET--(5.0)%			(9,675,576)

TOTAL NET ASSETS--100%			$193,016,991

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2) Affiliated company.

(3) 7-Day net yield.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronym is used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2007 (unaudited)

At July 31, 2007, the fund’s portfolio composition (1) was as follows:

Percentage of Total Net Assets

Municipal Bonds(1)	96.9%
Cash Equivalents(2)	2.3%
Other Assets and Liabilities - Net(3)	0.8%

TOTAL PORTFOLIO VALUE	100%

Years to Maturity	Percentage of Total Net Assets

1-3 Years	23.4%
3-5 Years	31.5%
5-10 Years	30.2%
10 Years or Greater	11.8%
Cash Equivalents(2)	2.3%
Other Assets and Liabilities - Net(3)	0.8%

TOTAL	100%

S&P Ratings as Percentage of Total Net Assets(4)		Moody’s Ratings as Percentage of Total Net Assets(4)

AAA	57.3%	Aaa	57.5%
AA	2.5%	Aa	2.1%
A	3.8%	A	8.9%
BBB	2.5%	Baa	2.1%
Not Rated by S&P	30.8%	Not Rated by Moody’s	26.3%

TOTAL	96.9%		96.9%

TOTAL FIXED INCOME PORTFOLIO VALUE				96.9%

Cash Equivalents(2)				2.3%

Other Assets and Liabilities - Net(3)				0.8%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 4.8% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2007 (unaudited)

Principal Amount			Value
MUNICIPAL BONDS--94.8%
		ARKANSAS--0.7%
$500,000		Conway, AR Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030	$500,765
		WEST VIRGINIA--94.1%
1,000,000		Berkeley County, WV Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	1,029,960
825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project-(Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	860,294
230,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%, 10/1/2019	228,592
240,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%, 10/1/2020	238,634
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	664,930
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	400,724
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	135,524
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	362,633
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	347,915
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	522,755
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/ (Original Issue Yield: 5.274%), 12/15/2022	1,267,008
1,240,000		Charleston, WV, (GO UT), 7.20%, 10/1/2008	1,288,434
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,060,150
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	$1,505,683
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	519,160
1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,269,469
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,257,447
680,000		Harrison County, WV Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	699,604
420,000		Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	458,972
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease - (Series A), 5.00%, 12/1/2018	1,078,801
1,085,000		Monongalia County, WV Board of Education, (GO UT), 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	1,147,420
1,135,000		Monongalia County, WV Board of Education, General Obligation Unltd, 6.00%, 5/1/2011	1,221,226
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	533,642
965,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	991,682
350,000		Ohio County, WV Board of Education, (GO UT), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	360,178
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	806,957
1,000,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	1,026,910
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	$500,165
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	526,215
1,155,000		Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,155,670
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (U.S. Government GTD)/ (Original Issue Yield: 6.60%), 8/1/2011	1,927,363
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,390,735
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	432,911
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	972,431
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	590,759
580,000		West Virginia EDA, 4.75%, 11/1/2012	604,232
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.09%), 7/15/2022	1,034,980
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	911,545
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	869,761
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,077,000
2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,429,824
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,098,600
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,127,500
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bond, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,060,980
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/ (Original Issue Yield: 5.04%), 7/1/2021	$1,646,835
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/ (Original Issue Yield: 3.62%), 6/1/2010	494,205
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	661,235
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,114,566
300,000		West Virginia State Hospital Finance Authority, Revenue Bond (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	295,302
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,020,810
900,000		West Virginia State Housing Development Fund, (Series A0), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	920,025
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	1,020,510
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	741,888
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,288,000
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,108,120
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	1,034,300
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	509,645
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	1,019,290
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	$2,022,700
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	418,668
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	1,034,614
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	1,035,580
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	860,112
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	1,046,350
1,000,000		West Virginia Water Development Authority, Revenue Bond (Series B-IV), 5.125%, 11/1/2024	1,058,650
650,000		West Virginia Water Development Authority, Revenue Bond Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	652,821
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	528,330
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/ (Original Issue Yield: 4.38%), 6/1/2026	477,840
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	503,740
1,000,000		Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011	1,007,750

		TOTAL	64,517,261

TOTAL MUNICIPAL BONDS (identified cost $63,837,322)			65,018,026

Principal Amount or Shares			Value
(1)SHORT-TERM MUNICIPAL--2.1%
		WEST VIRGINIA--2.1%
$1,450,000		Harrison County, WV Industrial Development, Revenue Bonds Weekly VRDNs (Fox Grocery Co.)/(Wachovia Bank N.A. LOC), 3.640%, 8/2/2007 (at amortized cost)	$1,450,000

MUTUAL FUND--2.3%
1,581,911	(2)(3)	Prime Obligations Fund, 4.96%, Institutional Services Shares, 4.96% (at net asset value)	1,581,911

TOTAL INVESTMENTS--99.2% (identified cost $66,869,233)(4)			68,049,937

OTHER ASSETS AND LIABILITIES-NET--0.8%			539,452

TOTAL NET ASSETS--100%			$68,589,389

At July 31, 2007, the Fund holds no securities that are subject to federal alternative minimum tax.

(1) Current rate and next reset date shown for Variable Rate Demand Notes.

(2) Affiliated company.

(3) 7-Day net yield.

(4) The cost of investments for federal tax purposes amounts to $66,780,393.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation

EDA--Economic Development Authority

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance

GO--General Obligation

GTD--Guaranteed

INS--Insured

LOC--Letter of Credit

PCR--Pollution Control Revenue

UT--Unlimited Tax

VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value(a)	$ 42,861,801	$ 266,715,327	$ 55,661,610	$ 202,692,567	$ 68,049,937
Cash	5,080	--	1,455	--	--
Receivable for:
Income	8,993	232,778	151,760	977,746	817,077
Investments sold	1,533,656	7,909,699	--	--	--
Fund shares sold	4,827	45,439	19,862	21,661	--
Prepaid expense	4,242	2,027	3,134	5,498	5,490

Total assets	44,418,599	274,905,270	55,837,821	203,697,472	68,872,504

Liabilities:
Payable for:
Investments purchased	1,694,939	5,550,846	--	9,612,773	--
Fund shares redeemed	19,564	130,443	11,902	420,136	51,945
Income distribution payable	--	--	--	554,249	175,549
Custodian fees (Note 5)	--	--	--	234	92
Transfer and dividend disbursing agent fees and expenses	9,094	15,692	10,350	9,279	7,901
Directors’/Trustees’ fees	1,096	1,096	1,096	1,096	1,096
Auditing fees	7,083	13,554	7,805	11,350	8,553
Legal fees	5,013	5,013	5,013	5,062	5,533
Portfolio accounting fees	3,836	23,105	5,379	16,581	7,886
Shareholder services fee (Note 5)	5,607	59,445	12,142	40,800	14,449
Share registration fees	4,033	9,725	9,538	8,921	10,111

Total liabilities	1,750,265	5,808,919	63,225	10,680,481	283,115

Net Assets Consist of:
Paid-in capital	36,875,777	225,283,938	50,351,738	197,018,504	67,347,512
Net unrealized appreciation (depreciation) of investments	5,307,405	20,985,753	3,937,137	(1,827,947)	1,180,704
Accumulated net realized gain (loss) on investments	558,503	22,411,403	1,461,979	(2,180,519)	54,980
Accumulated net investment income (loss)	(73,351)	415,257	23,742	6,953	6,193

Total Net Assets	$ 42,668,334	$ 269,096,351	$ 55,774,596	$ 193,016,991	$ 68,589,389

Shares Outstanding, No Par Value, Unlimited Shares Authorized	4,415,238	18,825,730	5,468,979	20,020,966	6,678,567

Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 9.66	$ 14.29	$ 10.20	$ 9.64	$ 10.27

Investments, at identified cost	$ 37,554,396	$ 245,729,574	$ 51,724,473	$ 204,520,514	$ 66,869,233

(a) Including $1,195,948, $4,252,204, $1,932,385, $1,308,040 and $1,581,911, respectively, of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six months ended July 31, 2007, (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends(a)	$ 104,918	$ 1,789,512 (b)	$ 301,240 (c)	$ 108,644	$ 19,537
Interest	109,618	667,144	512,832	5,139,037	1,523,155

Total income	214,536	2,456,656	814,072	5,247,681	1,542,692

Expenses:
Investment adviser fee (Note 5)	154,236	1,021,717	209,312	575,298	206,181
Administrative personnel and services fee (Note 5)	37,192	176,442	37,192	124,194	44,511
Custodian fees (Note 5)	6,617	19,835	7,585	13,277	6,657
Transfer and dividend disbursing agent fees and expenses	14,783	27,628	15,918	15,481	12,047
Directors’/Trustees’ fees	7,738	7,738	7,738	7,738	7,738
Auditing fees	8,358	14,302	8,838	12,257	9,301
Legal fees	5,404	5,404	5,404	5,520	5,926
Portfolio accounting fees	13,254	71,118	18,199	52,397	25,173
Shareholder services fee (Note 5)	51,402	340,475	69,746	239,700	85,904
Share registration costs	11,538	13,158	8,987	9,985	13,015
Printing and postage	4,485	13,895	5,152	3,467	2,939
Insurance premiums	4,918	9,335	4,237	7,487	3,733
Miscellaneous	1,363	1,502	1,269	1,665	1,528

Total expenses	321,288	1,722,549	399,577	1,068,466	424,653

Waivers (Note 5):
Waiver of investment adviser fee	(2,267)	(13,142)	(5,224)	(8,543)	(34,364)
Waiver of administrative personnel and services fee	(10,567)	--	(1,045)	--	--
Waiver of shareholder services fee	(20,565)	--	--	--	--

Total waivers	(33,399)	(13,142)	(6,269)	(8,543)	(34,364)

Net expenses	287,889	1,709,407	393,308	1,059,923	390,289

Net investment income (loss)	(73,353)	747,249	420,764	4,187,758	1,152,403

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	558,572	22,411,507	2,272,531	(121,038)	(2,098)
Net change in unrealized appreciation/depreciation of investments	1,497,205	(11,557,367)	(983,530)	(434,861)	(511,841)

Net realized and unrealized gain (loss) on investments	2,055,777	10,854,140	1,289,001	(555,899)	(513,939)

Change in net assets resulting from operations	$ 1,982,424	$ 11,601,389	$ 1,709,765	$ 3,631,859	$ 638,464

(a) Including $15,865, $97,153, $36,194, $81,194 and $19,537 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $8,265.

(c) Net of foreign taxes withheld of $1,825.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund

	Six Months Ended (unaudited) July 31, 2007	Year Ended January 31, 2007	Six Months Ended (unaudited) July 31, 2007	Year Ended January 31, 2007	Six Months Ended (unaudited) July 31, 2007	Year Ended January 31, 2007

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (73,353)	$ (58,746)	$ 747,249	$ 1,342,578	$ 420,764	$ 815,809
Net realized gain on investments	558,572	1,569,108	22,411,507	9,812,366	2,272,531	2,941,981
Net change in unrealized appreciation/depreciation of investments	1,497,205	218,749	(11,557,367)	3,077,454	(983,530)	(206,162)

Change in net assets resulting from operations	1,982,424	1,729,111	11,601,389	14,232,398	1,709,765	3,551,628

Distributions to Shareholders--
Distributions from net investment income	--	--	(893,216)	(884,354)	(413,716)	(795,620)
Distributions from net realized gain on investments	(791,422)	--	(1,736,529)	(13,589,781)	--	--

Change in net assets from distributions to shareholders	(791,422)	--	(2,629,745)	(14,474,135)	(413,716)	(795,620)

Share Transactions--
Proceeds from sale of shares	4,642,545	10,931,869	6,912,741	22,961,443	2,250,798	7,015,390
Net asset value of shares issued to shareholders in payment of distributions declared	239,497	--	1,332,452	7,199,677	90,729	212,995
Cost of shares redeemed	(2,301,243)	(4,256,405)	(18,063,192)	(29,552,068)	(3,235,766)	(8,135,332)

Change in net assets from share transactions	2,580,799	6,675,464	(9,817,999)	609,052	(894,239)	(906,947)

Change in net assets	3,771,801	8,404,575	(846,355)	367,315	401,810	1,849,061
Net Assets:
Beginning of period	38,896,533	30,491,958	269,942,706	269,575,391	55,372,786	53,523,725

End of period	42,668,334	38,896,533	269,096,351	269,942,706	55,774,596	55,372,786

Accumulated net investment income (loss) included in net assets at end of period	$ (73,351)	$ 2	$ 415,257	$ 561,224	$ 23,742	$ 16,694

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Government Bond Fund		WesMark West Virginia Municipal Bond Fund

	Six Months Ended (unaudited) July 31, 2007	Year Ended January 31, 2007	Six Months Ended (unaudited) July 31, 2007	Year Ended January 31, 2007

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 4,187,758	$ 7,961,118	$ 1,152,403	$ 2,384,382
Net realized gain (loss) on investments	(121,038)	(1,154,073)	(2,098)	4,634
Net change in unrealized appreciation/depreciation of investments	(434,861)	637,970	(511,841)	(286,364)

Change in net assets resulting from operations	3,631,859	7,445,015	638,464	2,102,652

Distributions to Shareholders--
Distributions from net investment income	(4,242,341)	(7,938,340)	(1,146,251)	(2,371,423)

Share Transactions--
Proceeds from sale of shares	7,923,780	16,001,877	2,413,668	5,044,020
Net asset value of shares issued to shareholders in payment of distributions declared	923,639	1,850,988	106,542	211,426
Cost of shares redeemed	(8,137,763)	(16,876,793)	(3,377,144)	(7,857,155)

Change in net assets from share transactions	709,656	976,072	(856,934)	(2,601,709)

Change in net assets	99,174	482,747	(1,364,721)	(2,870,480)
Net Assets:
Beginning of period	192,917,817	192,435,070	69,954,110	72,824,590

End of period	193,016,991	192,917,817	68,589,389	69,954,110

Undistributed net investment income included in net assets at end of period	$ 6,953	$ 61,536	$ 6,193	$ 41

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2003	$ 6.90	(0.05)(d)(e)	(2.10)	(2.15)	--	--	--
2004	$ 4.75	(0.08)(d)(e)	2.81	2.73	--	--	--
2005	$ 7.48	(0.06)(d)	(0.23)	(0.29)	--	--	--
2006	$ 7.19	(0.06)(d)	1.83	1.77	--	--	--
2007(a)	$ 8.96	--	0.41	0.41	--	--	--
2007(f)	$ 9.37	(0.02)	0.50	0.48	--	(0.19)	(0.19)
WesMark Growth Fund
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2006	$ 12.37	0.01	1.48	1.49	(0.01)	--	(0.01)
2007(a)	$ 13.85	0.07	0.67	0.74	(0.05)	(0.70)	(0.75)
2007(f)	$ 13.84	0.04	0.55	0.59	(0.05)	(0.09)	(0.14)
WesMark Balanced Fund
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2006	$ 8.87	0.11	0.60	0.71	(0.11)	--	(0.11)
2007(a)	$ 9.47	0.14	0.50	0.64	(0.14)	--	(0.14)
2007(f)	$ 9.97	0.08	0.23	0.31	(0.08)	--	(0.08)
WesMark Government Bond Fund
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2006	$ 9.95	0.33	(0.24)	0.09	(0.33)	(0.01)	(0.34)
2007(a)	$ 9.70	0.40	(0.03)	0.37	(0.40)	--	(0.40)
2007(f)	$ 9.67	0.21	(0.03)	0.18	(0.21)	--	(0.21)
WesMark West Virginia Municipal Bond Fund
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2006	$ 10.57	0.32	(0.18)	0.14	(0.32)	(0.01)	(0.33)
2007(a)	$ 10.38	0.34	(0.03)	0.31	(0.34)	--	(0.34)
2007(f)	$ 10.35	0.17	(0.08)	0.09	(0.17)	--	(0.17)

(a) For the year ended January 31, 2007, the Fund was audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.

(b) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total returns for periods of less than one year are not annualized.

(c) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(d) Per share numbers have been calculated using the average shares method.

(e) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

(f) For the six months ended July 31, 2007 (unaudited).

(g) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Net Asset Value, End of Period	Total Return(b)	Ratios to Average Net Assets			Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

		Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(c)

WesMark Small Company Growth Fund
$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$8.96	24.62%	1.59%	(0.83)%	0.28%	$ 30,492	84%
$9.37	4.58%	1.40%	(0.17)%	0.19%	$ 38,897	55%
$9.66	5.20%	1.40%(g)	(0.36)%(g)	0.16%(g)	$ 42,668	45%
WesMark Growth Fund
$9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.85	12.01%	1.28%	0.08%	0.01%	$ 269,575	76%
$13.84	5.43%	1.24%	0.50%	0.01%	$ 269,943	83%
$14.29	4.26%	1.25%(g)	0.55%(g)	0.01%(g)	$ 269,096	62%
WesMark Balanced Fund
$7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$9.47	8.11%	1.45%	1.28%	0.03%	$ 53,524	76%
$9.97	6.85%	1.40%	1.51%	0.03%	$ 55,373	63%
$10.20	3.06%	1.41%(g)	1.51%(g)	0.02%(g)	$ 55,775	39%
WesMark Government Bond Fund
$9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$9.70	0.98%	1.11%	3.40%	0.01%	$ 192,435	99%
$9.67	3.91%	1.10%	4.17%	0.01%	$ 192,918	70%
$9.64	1.90%	1.10%(g)	4.37%(g)	0.01%(g)	$ 193,017	21%
WesMark West Virginia Municipal Bond Fund
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.38	1.30%	1.13%	3.07%	0.10%	$ 72,825	19%
$10.35	3.05%	1.11%	3.32%	0.10%	$ 69,954	10%
$10.27	0.88%	1.14%(g)	3.35%(g)	0.10%(g)	$ 68,589	1%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (unaudited)

(1) Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Funds’ portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Six Months Ended July 31, 2007	Year Ended January 31, 2007

Shares sold	473,389	1,222,580
Shares issued to shareholders in payment of distributions declared	25,725	--
Shares redeemed	(235,717)	(472,786)

Net change resulting from share transactions	263,397	749,794

	Growth Fund

	Six Months Ended July 31, 2007	Year Ended January 31, 2007

Shares sold	486,148	1,675,430
Shares issued to shareholders in payment of distributions declared	95,503	522,191
Shares redeemed	(1,260,459)	(2,156,035)

Net change resulting from share transactions	(678,808)	41,586

	Balanced Fund

	Six Months Ended July 31, 2007	Year Ended January 31, 2007

Shares sold	220,884	732,565
Shares issued to shareholders in payment of distributions declared	8,884	22,285
Shares redeemed	(316,655)	(848,974)

Net change resulting from share transactions	(86,887)	(94,124)

	Government Bond Fund

	Six Months Ended July 31, 2007	Year Ended January 31, 2007

Shares sold	820,062	1,659,467
Shares issued to shareholders in payment of distributions declared	95,416	192,022
Shares redeemed	(842,261)	(1,750,765)

Net change resulting from share transactions	73,217	100,724

	West Virginia Municipal Bond Fund

	Six Months Ended July 31, 2007	Year Ended January 31, 2007

Shares sold	234,199	487,607
Shares issued to shareholders in payment of distributions declared	10,313	20,424
Shares redeemed	(327,931)	(759,790)

Net change resulting from share transactions	(83,419)	(251,759)

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2007:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small Company Growth Fund	$ 37,554,396	$ 6,393,790	$ 1,086,385	$ 5,307,405
Growth Fund	245,729,574	26,329,563	5,343,810	20,985,753
Balanced Fund	51,724,473	5,226,315	1,289,178	3,937,137
Government Bond Fund	204,520,514	411,139	2,239,086	(1,827,947)
West Virginia Municipal Bond Fund	66,780,393	1,434,446	164,902	1,269,544

At January 31, 2007, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2012	2014	2015	Total

Balanced Fund	$ 810,552	$ --	$ --	$ 810,552
Government Bond Fund	$ --	$ 61,700	$ 1,567,284	$ 1,628,984
West Virginia Municipal Bond Fund	$ --	$ --	$ 22,330	$ 22,330

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The advisory agreement between the Funds and Adviser provides for an annual fee equal to the percentage of the Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2007, the Adviser voluntarily waived the following fees:

Fund Name	Adviser Fee Waiver

Small Company Growth Fund	$ 2,267
Growth Fund	$ 13,142
Balanced Fund	$ 5,224
Government Bond Fund	$ 8,543
West Virginia Municipal Bond Fund	$ 34,364

Administrative Fee--Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

For the six months ended July 31, 2007, the net fee paid to FServ as percentage of average aggregate daily net assets was as follows:

Fund Name	Percentage of Average Aggregate Daily Net Assets

Small Company Growth Fund	0.130%
Growth Fund	0.130%
Balanced Fund	0.130%
Government Bond Fund	0.130%
West Virginia Municipal Bond Fund	0.130%

For the six months ended July 31, 2007, FServ waived the following fees:

Fund Name	Administrative Fee Waiver

Small Company Growth Fund	$ 10,567
Balanced Fund	$ 1,045

Distribution (12b-1) Fee--The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds may have compensated Edgewood Services Inc. (“Edgewood”) from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses of up to 0.25% of the daily net assets of each Fund. For the six months period ending July 31, 2007, the Funds did not incur any fees under the Plan. The Plan expired on August 31, 2007 and the Funds’ Trustee’s did not approve its renewal.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank (“WesBanco”), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2007, WesBanco voluntarily waived the following fees:

Fund Name	Shareholder Services Fee Waiver

Small Company Growth Fund	$20,565

Custodian Fees--WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates--Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the WesMark Funds’ distributor. Transactions with the affiliated company during the six months ended July 31, 2007, were as follows:

Fund Name	Affiliated Fund Name	Balance of Shares Held 1/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2007	Value	Dividend Income

Small Company Growth Fund	Prime Obligations Fund, Institutional Service Shares	219,355	20,683,532	19,706,939	1,195,948	$ 1,195,948	$ 15,865
Growth Fund	Prime Obligations Fund, Institutional Service Shares	2,714,447	125,703,884	124,166,127	4,252,204	$ 4,252,204	$ 97,153
Balanced Fund	Prime Obligations Fund, Institutional Service Shares	29,620	19,336,392	17,433,627	1,932,385	$ 1,932,385	$ 36,194
Government Bond Fund	Prime Obligations Fund, Institutional Service Shares	611,883	52,724,727	52,028,570	1,308,040	$ 1,308,040	$ 81,194
West Virginia Municipal Bond Fund	Prime Obligations Fund, Institutional Service Shares	143,812	7,329,893	5,891,794	1,581,911	$ 1,581,911	$ 19,537

Total of Affiliated Transactions		3,719,117	225,778,428	219,227,057	10,270,488	$ 10,270,488	$ 249,943

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2007, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 16,236,489	$ 16,789,145
Growth Fund	$ 151,028,123	$ 157,224,294
Balanced Fund	$ 18,569,902	$ 15,363,761
Government Bond Fund	--	--
West Virginia Municipal Bond Fund	$ 685,573	$ 4,135,272

(7) Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2007, 49.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.9% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Recent Accounting Pronouncements

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year period ended January 31, 2007, the performance of the WesMark Government Bond Fund, (formerly WesMark Bond Fund), was above the median of the relevant peer group. For the one year period ended January 31, 2007, WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, and the WesMark West Virginia Municipal Bond Fund were below the median of the relevant peer group. The Board also reviewed the Funds’ performance relevant to their respective peer groups for a three year period ended January 31, 2007. The performance of the WesMark Government Bond Fund, (formerly WesMark Bond Fund), was above the median of the relevant peer group and the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, and the WesMark West Virginia Municipal Bond Fund were below the median of the relevant peer group. The Board discussed the Funds’ performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

During the fiscal year ended January 31, 2007, the investment advisory fee after waivers and expense reimbursements for the WesMark Balanced Fund was above the median for the relevant peer group. For the same period, the investment advisory fee after waivers and expense reimbursements for WesMark Growth Fund, WesMark Government Bond Fund, (formerly WesMark Bond Fund), WesMark West Virginia Municipal Bond, and WesMark Small Company Growth Fund were below the median for the relevant peer group. The Board reviewed the fees and other expenses of the Funds with the Advisory and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. For the fiscal year ended January 31, 2007, the Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and that the Adviser had voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses in order to maintain the Funds’ competitive position. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

[Logo of WesBanco]

Investment Department

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/07)

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No changes to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  WESMARK FUNDS

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        SEPTEMBER 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.
            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER

DATE        SEPTEMBER 19, 2007

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIAPL FINANCIAL OFFICER

DATE        SEPTEMBER 19, 2007